Income taxes - Reconciliation of tax allowance (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Loss before income taxes	$ (28,128,292)	$ (30,930,647)	$ (31,638,244)
Statutory income tax rate	26.50%	26.50%	26.50%
Expected income tax recovery	$ (7,453,997)	$ (8,196,621)	$ (8,384,135)
Non-taxable income or non-deductible expenses	791,087	756,834	511,078
Tax rate differential and other	(73,479)	85,064	168,007
Unapplied non-capital losses	6,736,389	7,354,723	7,705,050
Investment tax credits received	$ 149,739	$ 164,443	$ 93,076